Consolidated balance sheet - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 1,019,037	$ 915,576
Financial investments	206,155	116,957
Derivative financial instruments	7,483	20,740
Trade accounts receivable	182,713	120,062
Inventory	324,878	291,768
Taxes recoverable	80,134	102,996
Other assets	18,507	23,716
Total current assets other than assets held for sale	1,838,907	1,591,815
Assets held for sale		252
Total current assets	1,838,907	1,592,067
Non-current assets
Financial investments	392	2,541
Derivative financial instruments	4,294
Related parties	738	400,798
Judicial deposits	10,949	14,160
Deferred taxes	224,513	221,304
Taxes recoverable	32,510	26,736
Other assets	29,679	21,010
Investments in associates	309	323
Property, plant and equipment	1,996,514	1,978,462
Intangible assets	1,822,719	1,903,152
Total non-current assets	4,122,617	4,568,486
Total assets	5,961,524	6,160,553
Current liabilities
Loans and financing	40,841	62,601
Derivative financial instruments	12,588	37,458
Trade payables	329,814	282,241
Confirming payable	111,024	102,287
Salaries and payroll charges	79,798	70,022
Taxes payable	41,109	29,848
Advances from customers	800	2,894
Use of public assets	1,649	1,663
Dividends payable	4,138	7,185
Related parties	87,686	222,917
Provisions	14,641
Deferred revenue	31,296	37,980
Other liabilities	12,831	18,777
Total current liabilities	768,215	875,873
Non-current liabilities
Loans and financing	1,406,458	1,081,784
Derivative financial instruments	2,449
Related parties	2,238	7,596
Provisions	326,520	296,879
Deferred taxes	324,931	328,608
Use of public assets	22,660	24,257
Deferred revenue	190,589	212,020
Other liabilities	8,561	9,220
Total non-current liabilities	2,284,406	1,960,364
Total liabilities	3,052,621	2,836,237
Shareholders' equity
Capital	133,320	1,041,416
Share premium	1,123,755	339,228
Reserves	1,318,728	1,678,456
Cumulative deficit	(11,612)	(138,043)
Accumulated other comprehensive loss	(77,356)	(73,085)
Total equity attributable to owners of the parent	2,486,835	2,847,972
Non-controlling interests	422,068	476,344
Total shareholders' equity	2,908,903	3,324,316
Total liabilities and shareholders' equity	$ 5,961,524	$ 6,160,553